Shareholder Report, Line Graph (Details) 196874_Performance Trust Multisector Bond Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)							12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Dec. 31, 2020	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name							Institutional Class
Accumulated Value	$ 11,625	$ 11,002	$ 9,694	$ 9,401	$ 10,406	$ 10,000	$ 12,093
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 9,608	$ 9,316	$ 8,682	$ 8,787	$ 9,931	$ 10,000	$ 9,790